UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2008 (Unaudited)
Cullen High Dividend Equity Fund

		Shares	Value
COMMON STOCKS - 86.87%
Beverages - 3.10%
Diageo PLC - ADR (b)		165,000	$11,361,900
Chemicals - 2.76%
The Dow Chemical Co.		317,850	10,101,273
Commercial Banks - 4.31%
Bank of America Corp.		451,000	15,785,000
Construction Materials - 1.33%
Cemex SA de CV - ADR (a)(b)		282,227	4,859,949
Distributors - 2.83%
Genuine Parts Co.		257,700	10,362,117
Diversified Financial Services - 4.05%
J.P. Morgan Chase & Co.		317,650	14,834,255
Diversified Telecommunication Services - 5.97%
AT&T, Inc.		355,000	9,911,600
Verizon Communications, Inc.		372,950	11,967,965
			21,879,565
Electric Utilities - 3.43%
Cia Energetica de Minas Gerais - ADR (b)		636,224	12,559,062
Food Products - 11.54%
HJ Heinz Co.		291,350	14,558,760
Kraft Foods, Inc.		416,132	13,628,323
Unilever NV - ADR (b)		500,000	14,080,000
			42,267,083
Household Products - 3.56%
Kimberly-Clark Corp.		200,950	13,029,598
Industrial Conglomerates - 2.73%
General Electric Co.		392,700	10,013,850
Oil & Gas - 6.93%
ChevronTexaco Corp.		182,000	15,011,360
PetroChina Co., Ltd. - ADR (b)		101,150	10,391,139
			25,402,499
Petroleum Refining - 2.32%
BP PLC - ADR (b)		169,600	8,508,832
Pharmaceuticals - 13.36%
AstraZeneca PLC - ADR (b)		222,100	9,745,748
Bristol-Myers Squibb Co.		566,700	11,815,695
Eli Lilly & Co.		250,000	11,007,500
GlaxoSmithKline PLC - ADR (b)		50,000	2,173,000
Johnson & Johnson		205,000	14,202,400
			48,944,343
Real Estate - 9.80%
HCP, Inc.		450,000	18,058,500
Health Care REIT, Inc.		335,000	17,832,050
			35,890,550
Tobacco - 5.81%
Altria Group, Inc.		535,000	10,614,400
Philip Morris International, Inc.		222,000	10,678,200
			21,292,600
Wireless Telecommunication Services - 3.04%
Vodafone Group PLC - ADR (b)		503,400	11,125,140
TOTAL COMMON STOCKS (Cost $318,145,585)			$318,217,616
PREFERRED STOCKS - 1.36%
Ford Motor Co Capital Trust II		323,800	4,986,520
TOTAL PREFERRED STOCKS (Cost $12,115,181)			$4,986,520
INVESTMENT COMPANIES - 1.87%
Allied Capital Corp.		636,000	6,868,800
TOTAL INVESTMENT COMPANIES (Cost $15,339,625)			$6,868,800
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 9.25%
U.S. Treasury Bills - 0.63%
U.S. Treasury Bill, 1.314%, due 10/02/2008		$1,000,000	$999,964
U.S. Treasury Bill, 1.402%, due 10/09/2008		1,325,000	1,324,587
Total U.S. Treasury Bills (Cost 2,324,551 )			2,324,551
Variable Rate Demand Notes# - 8.62%
American Family Financial Services, 1.874%		15,767,713	15,767,713
Wisconsin Corporate Central Credit Union, 3.596%		15,808,385	15,808,385
Total Variable Rate Demand Notes (Cost 31,576,098)			31,576,098
TOTAL SHORT TERM INVESTMENTS (Cost $33,900,649)			$33,900,649
Total Investments (Cost $379,501,040) - 99.35%			$363,973,585
Other Assets in Excess of Liabilities - 0.65%			2,363,166
TOTAL NET ASSETS - 100.00%			$366,336,751

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2008.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 379,547,811
Gross unrealized appreciation	25,998,714
Gross unrealized depreciation	(41,572,940)
Net unrealized appreciation	$ (15,574,226)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 330,072,936
Level 2 - Other significant observable inputs	33,900,649
Level 3 - Significant unobservable inputs	—
Total	$ 363,973,585

Schedule of Investments
September 30, 2008 (Unaudited)
Cullen International High Dividend Fund

			Shares	Value
COMMON STOCKS - 94.9%
Australia - 1.3%
Australia & New Zealand Banking Group Ltd.			29,500	$437,108
Australia & New Zealand Banking Group Ltd. - ADR			1,250	18,487
St. George Bank Ltd.			9,150	206,801
				662,396
Brazil - 6.9%
Cia Energetica de Minas Gerais - ADR			55,400	1,093,596
Cia Siderurgica Nacional SA - ADR			32,750	696,265
CPFL Energia SA - ADR			800	44,688
Petroleo Brasileiro SA - ADR			18,100	795,495
Sadia SA - ADR			19,501	182,724
Uniao de Bancos Brasileiros SA - ADR			6,800	686,256
				3,499,024
Canada - 5.5%
Calloway Real Estate Investment Trust			9,300	163,061
Canadian Oil Sands Trust			250	9,114
Enerplus Resources Fund			26,500	985,535
Primaris Real Estate Investment Trust			9,200	141,166
Riocan Real Estate Investment Trust			18,350	348,809
TimberWest Forest Corp.			26,950	308,941
Vermilion Energy Trust			25,500	816,096
				2,772,722
China - 2.3%
PetroChina Co., Ltd. - ADR			9,200	945,116
Road King Infrastructure Ltd.			395,000	227,390
				1,172,506
Finland - 1.6%
Nokia OYJ - ADR			43,500	811,275
France - 2.1%
France Telecom - ADR			37,500	1,050,375
Germany - 6.0%
Deutsche Lufthansa AG			84,400	1,639,689
RWE AG - ADR			1,700	162,258
RWE AG			13,300	1,263,849
				3,065,796
Greece - 1.7%
Tsakos Energy Navigation Ltd.			28,300	839,378
Hong Kong - 4.8%
HSBC Holdings			76,000	1,192,142
Hopewell Holdings			349,000	1,249,503
				2,441,645
Italy - 3.0%
Enel SpA			12,750	105,722
ENI SpA - ADR			7,800	413,010
Unicredito Italiano SpA			267,500	978,181
				1,496,913
Japan - 4.3%
Honda Motor Co. Ltd.			48,000	1,394,575
Nintendo Co. Ltd.			1,950	795,731
				2,190,306
Malaysia - 1.8%
Berjaya Sports Toto Berhad			408,900	532,134
British American Tobacco Malaysia Berhad			14,500	174,800
Digi.com Berhad			20,000	130,137
IOI Properties Berhad			52,400	66,975
Kuala Lumpur Kepong Berhad			1,000	2,789
				906,835
Mexico - 1.6%
Cemex SA de CV - ADR (a)			1,000	17,220
Embotelladoras Arca SA			268,200	799,953
				817,173
Netherlands - 7.7%
Corio NV			9,450	663,654
Eurocommercial Properties NV			21,200	910,281
ING Groep NV - ADR			33,050	707,270
Unilever NV - ADR			57,100	1,607,936
				3,889,141
Norway - 0.4%
Telenor ASA			15,900	194,320
Singapore - 10.6%
Ascendas Real Estate Investment Trust			458,000	596,068
Raffles Medical Group Ltd.			1,484,900	981,769
Rotary Engineering			1,551,500	475,109
Singapore Technologies Engineering Ltd.			215,000	402,511
Singapore Telecommunications Ltd.			505,000	1,142,256
Singapore Telecommunications Ltd. - ADR			2,850	64,786
Tat Hong Holdings Ltd.			902,000	671,705
United Overseas Bank Ltd.			86,500	1,011,379
				5,345,583
South Africa - 0.9%
African Bank Investments Ltd.			39,500	120,159
Pretoria Portland Cement Co.			30,069	113,430
The Tongaat-Hulett Ltd.			26,907	232,205
				465,794
South Korea - 2.7%
KT&G Corp.			13,545	1,007,781
KB Financial Group, Inc. - ADR (a)			1,450	66,251
Kookmin Bank Ω			6,000	273,988
				1,348,020
Sweden - 3.6%
Sandvik AB			82,900	862,070
Volvo AB B Shares			25,750	228,722
Volvo AB - ADR			82,900	731,178
				1,821,970
Switzerland - 4.2%
Nestle SA			19,900	853,211
Nestle SA - ADR			29,400	1,263,838
				2,117,049
Taiwan - 4.8%
Acer, Inc.			166,506	275,055
Chunghwa Telecom			154,000	357,206
Chunghwa Telecom Co. Ltd. - ADR			28,100	665,127
Siliconware Precis			97,000	109,936
Siliconware Precision Industries Ltd. - ADR			93,851	541,520
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR			52,500	491,925
				2,440,769
Thailand - 0.6%
Rojana Industrial Park Pcl			952,000	295,216
United Kingdom - 16.5%
Anglo American PLC - ADR			23,300	389,809
Barclays PLC - ADR			58,700	1,449,890
BP PLC ADR - ADR			10,950	549,361
British American Tobacco PLC - ADR			25,200	1,562,400
Diageo PLC - ADR			14,750	1,015,685
GlaxoSmithKline PLC - ADR			45,500	1,977,430
HSBC Holdings PLC - ADR			4,900	396,067
Vodafone Group PLC - ADR			45,900	1,014,390
				8,355,032
TOTAL COMMON STOCKS (Cost $55,119,466)				$47,999,238

WARRANTS - 0.0%
Tat Hong Holdings Ltd.			79,200	7,993
TOTAL WARRANTS (Cost $0)				$7,993
			Amount	Value
SHORT TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
Dreyfus Cash Management Fund			$649,200	$649,200
Total Investment Companies (Cost $649,200)				649,200
TOTAL SHORT TERM INVESTMENTS (Cost $649,200)				$649,200
Total Investments (Cost $55,768,666) - 96.2%				$48,656,431
Other Assets in Excess of Liabilities - 3.8%				1,941,406
TOTAL NET ASSETS - 100.0%				$50,597,837

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 58,673,490
	Gross unrealized appreciation	1,390,643
	Gross unrealized depreciation	(11,407,702)
	Net unrealized appreciation	$ (10,017,059)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 48,382,443
Level 2 - Other significant observable inputs	273,988
Level 3 - Significant unobservable inputs	—
Total	$ 48,656,431

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Cullen Funds Trust

By (Signature and Title)                      /s/ James P. Cullen
James P. Cullen, President

Date             12/1/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ James P. Cullen
James P. Cullen, President

Date             12/1/2008

By (Signature and Title)*                    /s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date              12/1/2008